SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 SGD ($)
Concentration of risks
Research and development	$ 29,939	$ 24,844	$ 8,869
Cash	31,677	88,157
Short-term investments	113,472
Fair value	4,549
Held-to-maturity financial assets.	108,923
FDIC insured amount	250
HKDPB insured amount				$ 800
APRF insured amount					$ 250
SDIC insured amount	$ 28,257					$ 100
Maximum percentage of short-term investments held per issuer other than the U.S. Government	50.00%			50.00%	50.00%	50.00%
Non-US
Concentration of risks
Cash	$ 21,469	31,320
Research and development expense | Supplier concentration risk | A
Concentration of risks
Research and development	5,010	7,941	$ 4,559
Research and development expense | Supplier concentration risk | B
Concentration of risks
Research and development	5,846	6,926
Cash | Geographic concentration risk | UNITED STATES
Concentration of risks
Cash	$ 10,208	$ 56,837